Supplemental cash flow information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
CHANGE IN NON-CASH OPERATING WORKING CAPITAL
Trade and other receivables	$ (3.5)	$ 9.5
Inventories	(16.0)	(4.8)
Prepaid expenses and other	3.5	0.2
Trade and other payables	25.1	(3.9)
Total change in non-cash operating working capital	9.1	1.0
OTHER NON-CASH ADJUSTMENTS
Unrealized loss on revaluation of foreign exchange forward contracts	0.8	0.0
Unrealized loss on concentrate contracts	1.8	0.6
Equity settled share-based payment expense	1.0	1.5
Loss on disposal of assets	2.0	2.0
Loss on revaluation of copper price option contracts	0.0	1.5
Unrealized (gain) loss on revaluation of non-current derivative financial instruments	(3.0)	62.9
Loss on revaluation of CSP’s reclamation and closure cost obligation	2.0	4.5
Inventory provision	4.0	0.0
Loss on revaluation of investments	28.0	21.3
Total other non-cash adjustments	$ 36.6	$ 94.3